Share Capital (Details) - Schedule of Share Purchase Warrants Outstanding	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants | shares	31,461,804
Warrants Outstanding, Weighted average remaining life	1 year 9 months 14 days
Warrants Outstanding, Weighted average exercise price | $ / shares	$ 4.04
$3.00 - 4.05 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants | shares	28,088,438	[1]
Warrants Outstanding, Weighted average remaining life	1 year 9 months 7 days	[1]
Warrants Outstanding, Weighted average exercise price | $ / shares	$ 3.81	[1]
$4.59 - 6.00 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants | shares	3,373,366
Warrants Outstanding, Weighted average remaining life	7 days
Warrants Outstanding, Weighted average exercise price | $ / shares	$ 5.96

[1]	Includes 1,000 outstanding warrants at an exercise price of C$3.00 which also include power warrants exercisable into one share and one-half warrant. Each whole warrant is exercisable at C$3.90 for 36 months.